Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000006127 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.30%
C000006127 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006127 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006127 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006127 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006127 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006127 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006127 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006127 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006127 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006127 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000006127 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000006127 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000006127 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000006127 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000006127 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000006127 | IndustryInformation Technology Services
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000155915 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.30%
C000155915 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000155915 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000155915 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000155915 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000155915 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000155915 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155915 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155915 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000155915 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000155915 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000155915 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000155915 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000155915 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000155915 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000155915 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000155915 | IndustryInformation Technology Services
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000006130 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.30%
C000006130 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006130 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006130 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006130 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006130 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006130 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006130 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006130 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006130 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006130 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000006130 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000006130 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000006130 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000006130 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000006130 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000006130 | IndustryInformation Technology Services
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000216311 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.30%
C000216311 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000216311 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000216311 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000216311 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000216311 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000216311 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000216311 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000216311 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000216311 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000216311 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000216311 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000216311 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000216311 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000216311 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000216311 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000216311 | IndustryInformation Technology Services
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000006129 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.30%
C000006129 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006129 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006129 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006129 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006129 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006129 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006129 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006129 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006129 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006129 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000006129 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000006129 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000006129 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000006129 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000006129 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000006129 | IndustryInformation Technology Services
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000126925 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.30%
C000126925 | MicroStrategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000126925 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000126925 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.90%
C000126925 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000126925 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000126925 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000126925 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000126925 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000126925 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000126925 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000126925 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000126925 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000126925 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000126925 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000126925 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000126925 | IndustryInformation Technology Services
Holdings [Line Items]
Percent of Net Asset Value	21.70%